Redeemable, Convertible Preferred Stock - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Dividend rate			8.00%
Exercise of warrants (in shares)	594,309	594,309		691,453
Exercise of a warrant, Series C and D Preferred Stock		$ 5,890		$ 3,150
Issuance of preferred stock (in shares)				15,898,496
Issuance of preferred stock				$ 83,073